Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Detail)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	11.20%	20.10%
Discount rate	10.20%	10.40%
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	10.00%
Discount rate	10.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	21.00%
Discount rate	13.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	11.00%
Discount rate	10.00%